Segmented information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segmented information
Note 15: Segmented information

The Bank is managed by the Chairman & CEO on a geographic basis. The Bank presents four reportable segments, three geographical and one other: Bermuda, Cayman, Channel Islands and the UK, and Other. The Other segment is composed of several non-reportable operating segments that have been aggregated in accordance with GAAP. Each reportable segment has a managing director who reports to the Chairman & CEO. The Chairman & CEO and the segment managing director have final authority over resource allocation decisions and performance assessment.

The geographic segments reflect this management structure and the manner in which financial information is currently evaluated by the Chairman & CEO. Segment results are determined based on the Bank's management reporting system, which assigns balance sheet and statement of operations items to each of the geographic segments. The process is designed around the Bank's organizational and management structure and, accordingly, the results derived are not necessarily comparable with similar information published by other financial institutions. A description of each reportable segment and table of financial results is presented below.

Accounting policies of the reportable segments are the same as those described in Note 2: Significant accounting policies. Transactions between segments are accounted for on an accrual basis and are all eliminated upon consolidation. The Bank generally does not allocate assets, revenues and expenses among its business segments, with the exception of certain corporate overhead expenses and loan participation revenue and expenses. Loan participation revenue and expenses are allocated pro-rata based upon the percentage of the total loan funded by each jurisdiction participating in the loan.

The Bermuda segment provides a comprehensive range of retail, commercial and private banking services. Retail services are offered to individuals and small to medium-sized businesses through three branch locations and through internet banking, mobile banking, automated teller machines and debit cards. Retail services include deposit services, consumer and mortgage lending, credit cards and personal insurance products. Commercial banking includes commercial lending and mortgages, cash management, payroll services, remote banking and letters of credit. Treasury services include money market and foreign exchange activities. Bermuda’s wealth management offering consists of Butterfield Asset Management Limited, which provides investment management, advisory and brokerage services and Butterfield Trust (Bermuda) Limited, which provides trust, estate, company management and custody services. Bermuda is also the location of the Bank's head offices and accordingly, retains the unallocated corporate overhead expenses.

The Cayman segment provides a comprehensive range of retail, commercial and private banking services. Retail services are offered to individuals and small to medium-sized businesses through three branch locations and through internet banking, mobile banking, ATMs and debit cards. Retail services include deposit services, consumer and mortgage lending, credit cards and property/auto insurance. Commercial banking includes commercial lending and mortgages, cash management, payroll services, remote banking and letters of credit. Treasury services include money market and foreign exchange activities. Cayman’s wealth management offering comprises investment management, advisory and brokerage services and Butterfield Trust (Cayman) Limited, which provides trust, estate and company management.

The Channel Islands and the UK segment includes the jurisdictions of Guernsey and Jersey (Channel Islands), and the UK. In the Channel Islands, a broad range of services are provided to private clients and financial intermediaries including mortgage lending, private banking and treasury services, internet banking, wealth management and fiduciary services. The jurisdiction also offers mortgage lending to the retail market. The UK jurisdiction provides mortgage services for high-value residential properties.
The Other segment includes the jurisdictions of The Bahamas, Canada, Mauritius, Singapore and Switzerland. These operating segments individually and collectively do not meet the quantitative threshold for segmented reporting and are therefore aggregated as non-reportable operating segments.

Total Assets by Segment	December 31, 2023	December 31, 2022
Bermuda	5,181,431	5,405,365
Cayman	4,341,739	4,566,144
Channel Islands and the UK	4,204,561	4,626,183
Other	63,470	35,874
Total assets before inter-segment eliminations	13,791,201	14,633,566
Less: inter-segment eliminations	(417,181)	(327,504)
Total	13,374,020	14,306,062

2023	Net interest income		Provision for credit (losses) recoveries	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	184,435	(3,774)	(4,755)	89,948	265,854	4,011	269,865	198,859	71,006
Cayman	127,829	5,858	61	66,891	200,639	(4)	200,635	64,511	136,124
Channel Islands and the UK	54,613	(2,084)	242	39,074	91,845	(253)	91,592	77,931	13,661
Other	83		—	35,801	35,884	(1)	35,883	31,182	4,701
Total before eliminations	366,960	—	(4,452)	231,714	594,222	3,753	597,975	372,483	225,492
Inter-segment eliminations	—	—	—	(19,378)	(19,378)	—	(19,378)	(19,378)	—
Total	366,960	—	(4,452)	212,336	574,844	3,753	578,597	353,105	225,492

2022	Net interest income		Provision for credit (losses) recoveries	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	165,330	(3,388)	(1,226)	87,855	248,571	22	248,593	188,676	59,917
Cayman	113,301	2,593	(573)	66,696	182,017	(19)	181,998	62,120	119,878
Channel Islands and the UK	64,928	795	(597)	40,485	105,611	1,503	107,114	73,955	33,159
Other	25	—	—	29,425	29,450	16	29,466	28,400	1,066
Total before eliminations	343,584	—	(2,396)	224,461	565,649	1,522	567,171	353,151	214,020
Inter-segment eliminations	—	—	—	(17,874)	(17,874)	—	(17,874)	(17,874)	—
Total	343,584	—	(2,396)	206,587	547,775	1,522	549,297	335,277	214,020

2021	Net interest income		Provision for credit (losses) recoveries	Non-interest income	Net revenue before gains and losses	Gains and losses	Total net revenue	Total expenses	Net income
Year ended December 31	Customer	Inter- segment
Bermuda	147,295	(1,304)	2,206	84,641	232,838	880	233,718	186,806	46,912
Cayman	89,757	1,241	1,415	58,058	150,471	213	150,684	58,945	91,739
Channel Islands and the UK	62,752	63	(493)	45,294	107,616	(2,454)	105,162	81,654	23,508
Other	3	—	—	27,549	27,552	—	27,552	27,043	509
Total before eliminations	299,807	—	3,128	215,542	518,477	(1,361)	517,116	354,448	162,668
Inter-segment eliminations	—	—	—	(17,435)	(17,435)	—	(17,435)	(17,435)	—
Total	299,807	—	3,128	198,107	501,042	(1,361)	499,681	337,013	162,668